Stockholders' Equity (Details 5) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,214,000	$ 518,000
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	215,900	62,500
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 998,100	$ 455,500